UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

October 1, 2024 to October 31, 2024

Commission File Numbers of issuing entity: 333-253034-01; 333-278415-01

Central Index Key Number of issuing entity: 0001844964

VERIZON MASTER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Numbers of depositor: 333-253034; 333-278415

Central Index Key Number of depositor: 0001836995

VERIZON ABS II LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Karrie E. Schweikert

908-559-5672

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

23-2259884

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey (Address of principal executive offices of the issuing entity)	07920 (Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2022-2, Fixed Rate Class A Notes	☐	☐	☒
Series 2022-2, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-2, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-4, Fixed Rate Class A Notes	☐	☐	☒
Series 2022-4, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-4, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-6, Fixed Rate Class A Notes	☐	☐	☒
Series 2022-6, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-6, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-7, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2022-7, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2022-7, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-7, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-1, Fixed Rate Class A Notes	☐	☐	☒
Series 2023-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-2, Fixed Rate Class A Notes	☐	☐	☒
Series 2023-2, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-2, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-4, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2023-4, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2023-4, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-4, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-5, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2023-5, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2023-5, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-5, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-7, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2023-7, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2023-7, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-7, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-1, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-1, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-3, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-3, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-3, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-3, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-4, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-4, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-4, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-4, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-6, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-6, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-6, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-6, Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Master Trust for the distribution period commencing on October 1, 2024 and ending on October 31, 2024 is set forth in the monthly investor reports relating to the November 20, 2024 distribution, which are attached to this Form 10-D as the Exhibits listed under Item 10 below.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Master Trust for the distribution period commencing on October 1, 2024 and ending on October 31, 2024. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on January 31, 2024 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Master Trust.

PART II — OTHER INFORMATION

Item 9.	Other Information.

Verizon Master Trust redeemed the Series 2021-2 notes on October 21, 2024, which was the Anticipated Redemption Date (as defined in the Series 2021-2 prospectus filed by Verizon Master Trust with the Securities and Exchange Commission on November 1, 2021) for Series 2021-2.

Item	10. Exhibits.

Exhibit 99.1	Monthly investor report relating to the November 20, 2024 distribution (Verizon Master Trust).
Exhibit 99.2	Monthly investor report relating to the November 20, 2024 distribution (Verizon Master Trust Series 2022-2).
Exhibit 99.3	Monthly investor report relating to the November 20, 2024 distribution (Verizon Master Trust Series 2022-4).
Exhibit 99.4	Monthly investor report relating to the November 20, 2024 distribution (Verizon Master Trust Series 2022-6).
Exhibit 99.5	Monthly investor report relating to the November 20, 2024 distribution (Verizon Master Trust Series 2022-7).
Exhibit 99.6	Monthly investor report relating to the November 20, 2024 distribution (Verizon Master Trust Series 2023-1).
Exhibit 99.7	Monthly investor report relating to the November 20, 2024 distribution (Verizon Master Trust Series 2023-2).
Exhibit 99.8	Monthly investor report relating to the November 20, 2024 distribution (Verizon Master Trust Series 2023-4).
Exhibit 99.9	Monthly investor report relating to the November 20, 2024 distribution (Verizon Master Trust Series 2023-5).
Exhibit 99.10	Monthly investor report relating to the November 20, 2024 distribution (Verizon Master Trust Series 2023-7).
Exhibit 99.11	Monthly investor report relating to the November 20, 2024 distribution (Verizon Master Trust Series 2024-1).
Exhibit 99.12	Monthly investor report relating to the November 20, 2024 distribution (Verizon Master Trust Series 2024-3).
Exhibit 99.13	Monthly investor report relating to the November 20, 2024 distribution (Verizon Master Trust Series 2024-4).
Exhibit 99.14	Monthly investor report relating to the November 20, 2024 distribution (Verizon Master Trust Series 2024-6).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: November 25, 2024

VERIZON MASTER TRUST
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer